DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	TORM plc
Entity Central Index Key	0001655891
Trading Symbol	trmd
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3